High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (0.0%)	Shares/ Par +	Value $ (000’s)

Communication Services (0.0%)
Audacy, Inc. *,Æ	5,845	84

Total		84

Total Common Stocks (Cost: $3,888)		84

Corporate Bonds (96.7%)

Basic Materials (4.7%)
Ashland, Inc. 3.375%, 9/1/31 144A	825,000	731
Axalta Coating Systems Dutch Holding BV 7.250%, 2/15/31 144A	425,000	445
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	475,000	450
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding BV 4.750%, 6/15/27 144A	600,000	597
Celanese US Holdings LLC
6.500%, 4/15/30	350,000	352
6.750%, 4/15/33	2,775,000	2,763
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,225,000	1,180
4.875%, 3/1/31 144A	425,000	397
6.750%, 4/15/30 144A	600,000	610
6.875%, 11/1/29 144A	400,000	408
7.000%, 3/15/32 144A	1,075,000	1,086
7.375%, 5/1/33 144A	650,000	664
7.500%, 9/15/31 144A	375,000	387
7.625%, 1/15/34 144A	725,000	747
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,950,000	1,915
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,625,000	1,575
H.B. Fuller Co. 4.250%, 10/15/28	525,000	510
Herens Holdco SARL 4.750%, 5/15/28 144A	1,425,000	1,248
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	1,875,000	1,881
Inversion Escrow Issuer LLC 6.750%, 8/1/32 144A	2,225,000	2,192
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,500,000	1,442
6.250%, 10/1/29 144A	1,775,000	1,723
7.125%, 10/1/27 144A	875,000	891
7.250%, 2/15/33 144A	2,150,000	2,152
9.750%, 11/15/28 144A	2,125,000	2,230
SNF Group SACA 3.375%, 3/15/30 144A	950,000	882
Solstice Advanced Materials, Inc. 5.625%, 9/30/33 144A	825,000	828
WR Grace Holdings LLC
4.875%, 6/15/27 144A	446,000	443
5.625%, 8/15/29 144A	1,525,000	1,417
6.625%, 8/15/32 144A	1,000,000	989

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Basic Materials continued
7.375%, 3/1/31 144A	325,000	331

Total		33,466

Communications (8.9%)
Cars.com, Inc. 6.375%, 11/1/28 144A	1,825,000	1,818
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 1/15/34 144A	1,200,000	1,037
4.500%, 8/15/30 144A	1,500,000	1,417
4.500%, 5/1/32	1,700,000	1,547
4.500%, 6/1/33 144A	1,175,000	1,045
4.750%, 3/1/30 144A	3,100,000	2,975
4.750%, 2/1/32 144A	525,000	486
5.000%, 2/1/28 144A	2,000,000	1,981
5.125%, 5/1/27 144A	2,225,000	2,210
5.375%, 6/1/29 144A	1,350,000	1,341
5.500%, 5/1/26 144A	275,000	275
Ciena Corp. 4.000%, 1/31/30 144A	250,000	238
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	532
4.125%, 12/1/30 144A	950,000	622
4.500%, 11/15/31 144A	2,750,000	1,788
6.500%, 2/1/29 144A	1,100,000	813
Cumulus Media New Holdings, Inc. 8.000%, 7/1/29 144A	356,000	91
Gen Digital, Inc. 6.250%, 4/1/33 144A	800,000	817
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,622
Gray Media, Inc. 5.375%, 11/15/31 144A	975,000	732
Lamar Media Corp.
3.625%, 1/15/31	425,000	395
4.000%, 2/15/30	100,000	96
4.875%, 1/15/29	675,000	669
Match Group Holdings II LLC
4.125%, 8/1/30 144A	1,925,000	1,818
4.625%, 6/1/28 144A	1,450,000	1,424
5.000%, 12/15/27 144A	525,000	524
6.125%, 9/15/33 144A	450,000	454
Midas OpCo Holdings LLC 5.625%, 8/15/29 144A	2,525,000	2,453
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,425,000	1,365
Nexstar Media, Inc. 5.625%, 7/15/27 144A	675,000	674
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	1,105
4.625%, 3/15/30 144A	1,175,000	1,129
7.375%, 2/15/31 144A	150,000	158
Sinclair Television Group, Inc. 4.375%, 12/31/32 144A	150,000	107

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Communications continued
5.500%, 3/1/30 144A	425,000	361
Sirius XM Radio LLC
3.125%, 9/1/26 144A	1,075,000	1,060
3.875%, 9/1/31 144A	1,875,000	1,699
4.000%, 7/15/28 144A	550,000	531
4.125%, 7/1/30 144A	775,000	727
5.500%, 7/1/29 144A	1,375,000	1,375
Sunrise FinCo I BV 4.875%, 7/15/31 144A	3,225,000	3,072
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,365
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,225,000	1,155
7.375%, 6/30/30 144A	1,025,000	1,030
8.000%, 8/15/28 144A	1,675,000	1,736
9.375%, 8/1/32 144A	700,000	746
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	1,175,000	1,108
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,325,000	2,160
Virgin Media Secured Finance PLC
4.500%, 8/15/30 144A	250,000	236
5.500%, 5/15/29 144A	475,000	470
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	925,000	906
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	600,000	556
4.750%, 7/15/31 144A	1,475,000	1,388
VZ Secured Financing BV 5.000%, 1/15/32 144A	1,225,000	1,108
Ziggo Bond Co. BV 5.125%, 2/28/30 144A	1,300,000	1,178
Ziggo BV 4.875%, 1/15/30 144A	200,000	189

Total		62,914

Consumer, Cyclical (19.7%)
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/28 144A	1,125,000	1,098
4.000%, 10/15/30 144A	5,150,000	4,853
4.375%, 1/15/28 144A	1,175,000	1,155
5.625%, 9/15/29 144A	375,000	379
Academy, Ltd. 6.000%, 11/15/27 144A	1,850,000	1,849
Adient Global Holdings, Ltd.
7.000%, 4/15/28 144A	350,000	359
7.500%, 2/15/33 144A	1,400,000	1,450
8.250%, 4/15/31 144A	1,150,000	1,206
Affinity Interactive 6.875%, 12/15/27 144A	1,375,000	784
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	412,500	413
5.750%, 4/20/29 144A	200,000	201
American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/28 144A	2,050,000	2,009
Aramark Services, Inc. 5.000%, 2/1/28 144A	225,000	224
Asbury Automotive Group, Inc. 4.625%, 11/15/29 144A	1,850,000	1,795

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
5.000%, 2/15/32 144A	675,000	648
Beach Acquisition Bidco LLC 1.000%, 7/15/33 144A	3,350,000	3,613
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,640
4.750%, 6/15/31 144A	575,000	554
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	650,000	622
6.000%, 10/15/32 144A	2,550,000	2,512
6.500%, 2/15/32 144A	1,450,000	1,479
7.000%, 2/15/30 144A	525,000	540
Carnival Corp.
5.125%, 5/1/29 144A	350,000	350
5.750%, 3/15/30 144A	350,000	357
5.750%, 8/1/32 144A	625,000	636
5.875%, 6/15/31 144A	1,075,000	1,102
6.000%, 5/1/29 144A	1,225,000	1,243
6.125%, 2/15/33 144A	875,000	897
7.000%, 8/15/29 144A	375,000	394
Champ Acquisition Corp. 8.375%, 12/1/31 144A	950,000	1,010
Churchill Downs, Inc.
5.500%, 4/1/27 144A	225,000	225
5.750%, 4/1/30 144A	500,000	500
6.750%, 5/1/31 144A	2,225,000	2,280
Clarios Global LP / Clarios US Finance Co.
6.750%, 5/15/28 144A	625,000	639
6.750%, 2/15/30 144A	975,000	1,007
6.750%, 9/15/32 144A	3,650,000	3,731
Dana, Inc. 5.375%, 11/15/27	150,000	150
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	2,925,000	2,516
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	713
3.375%, 11/13/25	3,250,000	3,244
4.000%, 11/13/30	1,975,000	1,842
4.125%, 8/17/27	1,350,000	1,328
4.271%, 1/9/27	1,675,000	1,661
4.389%, 1/8/26	2,725,000	2,724
5.113%, 5/3/29	1,200,000	1,191
6.800%, 5/12/28	700,000	727
Forvia SE 6.750%, 9/15/33 144A	325,000	330
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	3,625,000	3,674
The Gap, Inc.
3.625%, 10/1/29 144A	1,325,000	1,239
3.875%, 10/1/31 144A	225,000	204
Gates Corp. 6.875%, 7/1/29 144A	1,375,000	1,427
Group 1 Automotive, Inc. 6.375%, 1/15/30 144A	375,000	384
Hanesbrands, Inc. 9.000%, 2/15/31 144A	1,975,000	2,090
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	641
3.750%, 5/1/29 144A	1,150,000	1,106
5.750%, 5/1/28 144A	800,000	801
5.750%, 9/15/33 144A	150,000	152

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
5.875%, 3/15/33 144A	875,000	893
IHO Verwaltungs GmbH
6.375%, 5/15/29 144A	1,650,000	1,656
8.000%, 11/15/32 144A	2,650,000	2,781
Interface, Inc. 5.500%, 12/1/28 144A	1,350,000	1,348
JB Poindexter & Co., Inc. 8.750%, 12/15/31 144A	1,800,000	1,885
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	548
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	575,000	545
LCM Investments Holdings II LLC 8.250%, 8/1/31 144A	2,975,000	3,146
Light and Wonder International, Inc.
6.250%, 10/1/33 144A	625,000	626
7.250%, 11/15/29 144A	1,975,000	2,027
7.500%, 9/1/31 144A	875,000	910
Lithia Motors, Inc. 5.500%, 10/1/30 144A	1,400,000	1,398
MGM Resorts International
6.125%, 9/15/29	1,025,000	1,043
6.500%, 4/15/32	2,425,000	2,471
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 5/1/29 144A	1,875,000	1,823
NCL Corp., Ltd.
5.875%, 1/15/31 144A	350,000	350
6.250%, 9/15/33 144A	500,000	503
6.750%, 2/1/32 144A	1,275,000	1,311
7.750%, 2/15/29 144A	275,000	293
NCL Finance, Ltd. 6.125%, 3/15/28 144A	750,000	766
Patrick Industries, Inc. 6.375%, 11/1/32 144A	2,075,000	2,105
Qnity Electronics, Inc.
5.750%, 8/15/32 144A	400,000	403
6.250%, 8/15/33 144A	450,000	460
QXO Building Products, Inc. 6.750%, 4/30/32 144A	2,200,000	2,278
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	1,575,000	1,072
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. 6.250%, 10/15/30 144A	1,100,000	1,110
Royal Caribbean Cruises, Ltd.
5.375%, 7/15/27 144A	750,000	757
5.500%, 8/31/26 144A	750,000	753
5.625%, 9/30/31 144A	500,000	510
6.000%, 2/1/33 144A	1,275,000	1,307
6.250%, 3/15/32 144A	925,000	955
Sally Holdings LLC / Sally Capital, Inc. 6.750%, 3/1/32	1,150,000	1,196
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,900,000	2,852
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	475,000	474
7.250%, 5/15/31 144A	2,300,000	2,301

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,966
4.625%, 12/1/31 144A	1,675,000	1,580
6.625%, 3/15/32 144A	250,000	257
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	1,850,000	1,760
5.875%, 3/1/27	900,000	897
WarnerMedia Holdings, Inc. 5.050%, 3/15/42	2,600,000	2,076
Whirlpool Corp.
6.125%, 6/15/30	375,000	378
6.500%, 6/15/33	2,425,000	2,420
White Cap Buyer LLC 6.875%, 10/15/28 144A	3,150,000	3,141
The William Carter Co. 5.625%, 3/15/27 144A	1,275,000	1,276
WMG Acquisition Corp. 3.750%, 12/1/29 144A	650,000	620
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28 144A	725,000	708
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 6.250%, 3/15/33 144A	1,250,000	1,269
7.125%, 2/15/31 144A	1,100,000	1,184
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,579
4.750%, 1/15/30 144A	225,000	224
ZF North America Capital, Inc.
6.875%, 4/14/28 144A	850,000	862
7.125%, 4/14/30 144A	475,000	470

Total		139,421

Consumer, Non-cyclical (15.3%)
1261229 BC, Ltd. 1.000%, 4/15/32 144A	2,950,000	3,024
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,450,000	1,427
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	347
3.500%, 3/15/29 144A	750,000	711
5.875%, 2/15/28 144A	700,000	700
6.250%, 3/15/33 144A	300,000	307
6.500%, 2/15/28 144A	1,200,000	1,219
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 6/1/29 144A	2,150,000	2,114
6.875%, 6/15/30 144A	1,400,000	1,439
Allied Universal Holdco LLC 7.875%, 2/15/31 144A	2,000,000	2,097
Amneal Pharmaceuticals, Inc. 6.875%, 8/1/32 144A	1,050,000	1,086
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,735
4.625%, 7/15/28 144A	2,350,000	2,312
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	1,725,000	1,544
5.250%, 1/30/30 144A	1,700,000	1,198
6.250%, 2/15/29 144A	625,000	488

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
BellRing Brands, Inc. 7.000%, 3/15/30 144A	2,050,000	2,117
Belron UK Finance PLC 5.750%, 10/15/29 144A	500,000	506
Boost Newco Borrower LLC 7.500%, 1/15/31 144A	4,025,000	4,270
The Brink’s Co.
6.500%, 6/15/29 144A	1,075,000	1,106
6.750%, 6/15/32 144A	1,050,000	1,092
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	905
6.000%, 1/15/29 144A	550,000	534
6.125%, 4/1/30 144A	800,000	580
6.875%, 4/15/29 144A	1,375,000	1,093
9.750%, 1/15/34 144A	875,000	896
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	337
4.875%, 7/1/29 144A	3,850,000	3,638
Concentra Health Services, Inc. 6.875%, 7/15/32 144A	700,000	727
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	951
5.500%, 6/1/28 144A	875,000	873
Embecta Corp. 6.750%, 2/15/30 144A	650,000	634
Froneri Lux FinCo SARL 6.000%, 8/1/32 144A	3,575,000	3,579
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	868
6.000%, 6/1/29 144A	2,375,000	2,355
7.750%, 2/15/28 144A	600,000	615
8.250%, 8/1/32 144A	800,000	829
8.375%, 11/15/32 144A	2,625,000	2,725
Grifols SA 4.750%, 10/15/28 144A	4,125,000	4,007
HealthEquity, Inc. 4.500%, 10/1/29 144A	2,225,000	2,157
Herc Holdings, Inc.
7.000%, 6/15/30 144A	825,000	857
7.250%, 6/15/33 144A	1,225,000	1,279
Insulet Corp. 6.500%, 4/1/33 144A	275,000	286
IQVIA, Inc.
5.000%, 10/15/26 144A	1,375,000	1,373
5.000%, 5/15/27 144A	750,000	748
6.250%, 6/1/32 144A	1,775,000	1,825
6.500%, 5/15/30 144A	200,000	207
Jazz Securities DAC 4.375%, 1/15/29 144A	500,000	487
Medline Borrower LP 3.875%, 4/1/29 144A	1,625,000	1,567
5.250%, 10/1/29 144A	6,000,000	5,948
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	1,150,000	1,179
Molina Healthcare, Inc. 6.250%, 1/15/33 144A	1,350,000	1,365
Neogen Food Safety Corp. 8.625%, 7/20/30 144A	250,000	261
Opal Bidco SAS 6.500%, 3/31/32 144A	1,675,000	1,716

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, 4/30/28 144A	425,000	411
5.125%, 4/30/31 144A	1,275,000	1,117
6.750%, 5/15/34 144A	300,000	288
7.875%, 5/15/34 144A	2,450,000	2,270
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,425,000	1,384
5.500%, 10/15/27 144A	950,000	948
6.125%, 9/15/32 144A	275,000	282
Post Holdings, Inc.
5.500%, 12/15/29 144A	900,000	896
6.250%, 2/15/32 144A	1,025,000	1,054
Raven Acquisition Holdings LLC 6.875%, 11/15/31 144A	2,975,000	3,057
Select Medical Corp. 6.250%, 12/1/32 144A	2,350,000	2,351
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.750%, 8/15/32 144A	825,000	853
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	244
4.625%, 11/15/27	450,000	446
Tenet Healthcare Corp.
4.250%, 6/1/29	225,000	220
4.625%, 6/15/28	125,000	124
5.125%, 11/1/27	1,800,000	1,797
6.125%, 10/1/28	2,175,000	2,176
6.125%, 6/15/30	775,000	785
6.250%, 2/1/27	1,125,000	1,125
6.750%, 5/15/31	1,125,000	1,165
United Rentals North America, Inc.
4.875%, 1/15/28	1,225,000	1,221
5.250%, 1/15/30	425,000	427
5.500%, 5/15/27	400,000	400
6.000%, 12/15/29 144A	375,000	386
6.125%, 3/15/34 144A	675,000	702
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	684
4.750%, 2/15/29 144A	1,500,000	1,478
5.750%, 4/15/33 144A	275,000	276
6.875%, 9/15/28 144A	775,000	799
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	975,000	785

Total		108,391

Diversified (0.2%)
Stena International SA 7.250%, 1/15/31 144A	1,475,000	1,504

Total		1,504

Energy (10.9%)
Aethon United BR LP / Aethon United Finance Corp. 7.500%, 10/1/29 144A	1,675,000	1,747
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	975,000	971
5.750%, 1/15/28 144A	2,825,000	2,819
5.750%, 10/15/33 144A	2,200,000	2,190
6.625%, 2/1/32 144A	225,000	232

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Energy continued
Antero Resources Corp.
5.375%, 3/1/30 144A	625,000	629
7.625%, 2/1/29 144A	244,000	249
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 4/1/28 144A	1,975,000	1,978
6.875%, 4/1/27 144A	3,275,000	3,275
Aris Water Holdings LLC 7.250%, 4/1/30 144A	800,000	845
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	825,000	823
6.625%, 10/15/32 144A	550,000	561
6.625%, 7/15/33 144A	500,000	508
9.000%, 11/1/27 144A	400,000	483
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.000%, 7/15/29 144A	400,000	415
7.250%, 7/15/32 144A	950,000	999
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24 *	1,000,000	3
Chord Energy Corp. 6.000%, 10/1/30 144A	850,000	844
Civitas Resources, Inc.
8.375%, 7/1/28 144A	1,425,000	1,477
8.625%, 11/1/30 144A	575,000	596
8.750%, 7/1/31 144A	300,000	307
9.625%, 6/15/33 144A	525,000	555
CNX Midstream Partners LP 4.750%, 4/15/30 144A	2,250,000	2,158
CNX Resources Corp. 7.250%, 3/1/32 144A	525,000	545
Comstock Resources, Inc.
5.875%, 1/15/30 144A	475,000	457
6.750%, 3/1/29 144A	2,175,000	2,171
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,600,000	1,546
Energy Transfer LP 7.375%, 2/1/31 144A	750,000	783
EQT Corp.
4.750%, 1/15/31	625,000	624
6.375%, 4/1/29	600,000	622
7.500%, 6/1/27	975,000	994
Expand Energy Corp.
5.375%, 3/15/30	300,000	305
5.875%, 2/1/29 144A	225,000	226
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	606
5.125%, 6/15/28 144A	1,300,000	1,299
5.500%, 10/15/30 144A	475,000	478
5.875%, 3/1/28 144A	200,000	204
6.500%, 6/1/29 144A	200,000	206
HF Sinclair Corp. 5.000%, 2/1/28	1,475,000	1,478
Kodiak Gas Services LLC
6.500%, 10/1/33 144A	575,000	585
6.750%, 10/1/35 144A	975,000	1,001
7.250%, 2/15/29 144A	2,050,000	2,127
Matador Resources Co. 6.250%, 4/15/33 144A	675,000	678

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Energy continued
6.500%, 4/15/32 144A	1,000,000	1,010
Nabors Industries, Inc.
7.375%, 5/15/27 144A	176,000	179
8.875%, 8/15/31 144A	450,000	419
9.125%, 1/31/30 144A	475,000	494
Nabors Industries, Ltd. 7.500%, 1/15/28 144A	825,000	824
Northriver Midstream Finance LP 6.750%, 7/15/32 144A	2,550,000	2,608
Permian Resources Operating LLC
6.250%, 2/1/33 144A	600,000	611
7.000%, 1/15/32 144A	325,000	337
Precision Drilling Corp. 6.875%, 1/15/29 144A	500,000	503
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	465
8.250%, 1/15/29	1,125,000	1,151
Rockies Express Pipeline LLC 6.750%, 3/15/33 144A	700,000	731
SM Energy Co.
6.625%, 1/15/27	250,000	250
6.750%, 9/15/26	1,100,000	1,100
7.000%, 8/1/32 144A	275,000	275
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.750%, 3/15/34 144A	3,225,000	3,193
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,900,000	1,933
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,667
5.000%, 1/31/28 144A	1,775,000	1,762
TGNR Intermediate Holdings LLC 5.500%, 10/15/29 144A	2,150,000	2,104
USA Compression Partners LP / USA Compression Finance Corp.
6.250%, 10/1/33 144A	650,000	652
6.875%, 9/1/27	1,625,000	1,625
7.125%, 3/15/29 144A	2,450,000	2,527
Venture Global Plaquemines LNG LLC
6.500%, 1/15/34 144A	1,725,000	1,816
6.750%, 1/15/36 144A	1,275,000	1,354
7.500%, 5/1/33 144A	1,900,000	2,100
7.750%, 5/1/35 144A	1,700,000	1,919
WBI Operating LLC
6.250%, 10/15/30 144A	850,000	850
6.500%, 10/15/33 144A	575,000	575

Total		76,633

Financial (12.0%)
Acrisure LLC / Acrisure Finance, Inc.
6.750%, 7/1/32 144A	425,000	438
7.500%, 11/6/30 144A	2,050,000	2,136
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
5.875%, 11/1/29 144A	575,000	572
6.500%, 10/1/31 144A	375,000	383
6.750%, 10/15/27 144A	275,000	276
7.000%, 1/15/31 144A	2,225,000	2,299
7.375%, 10/1/32 144A	1,550,000	1,597

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Financial continued
Ally Financial, Inc. 5.750%, 11/20/25	1,125,000	1,126
AmWINS Group, Inc.
4.875%, 6/30/29 144A	3,400,000	3,304
6.375%, 2/15/29 144A	1,225,000	1,250
Amynta Agency Borrower, Inc. / Amynta Warranty Borrower, Inc. 7.500%, 7/15/33 144A	1,950,000	1,996
Ardonagh Finco, Ltd. 7.750%, 2/15/31 144A	950,000	994
Ardonagh Group Finance, Ltd. 8.875%, 2/15/32 144A	6,675,000	7,017
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance 7.125%, 5/15/31 144A	3,075,000	3,192
Broadstreet Partners Group LLC 5.875%, 4/15/29 144A	5,050,000	5,035
CrossCountry Intermediate HoldCo LLC 6.500%, 10/1/30 144A	1,600,000	1,606
HUB International, Ltd.
5.625%, 12/1/29 144A	3,075,000	3,072
7.250%, 6/15/30 144A	3,475,000	3,624
7.375%, 1/31/32 144A	4,625,000	4,816
Iron Mountain, Inc.
6.250%, 1/15/33 144A	725,000	740
7.000%, 2/15/29 144A	3,125,000	3,220
Jones Deslauriers Insurance Management, Inc.
6.875%, 10/1/33 144A	2,050,000	2,039
8.500%, 3/15/30 144A	1,800,000	1,891
Macquarie Airfinance Holdings, Ltd. 8.125%, 3/30/29 144A	150,000	156
Navient Corp.
5.000%, 3/15/27	675,000	672
5.500%, 3/15/29	475,000	466
6.750%, 6/15/26	500,000	506
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	5,100,000	5,305
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 4/1/32 144A	825,000	848
6.500%, 6/15/33 144A	375,000	386
7.250%, 7/15/28 144A	825,000	851
Rocket Companies, Inc.
6.125%, 8/1/30 144A	275,000	282
6.375%, 8/1/33 144A	1,250,000	1,290
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 144A	1,800,000	1,763
3.625%, 3/1/29 144A	1,475,000	1,407
3.875%, 3/1/31 144A	1,525,000	1,424
4.000%, 10/15/33 144A	1,200,000	1,096
Ryan Specialty LLC
4.375%, 2/1/30 144A	800,000	775
5.875%, 8/1/32 144A	1,400,000	1,416
United Wholesale Mortgage LLC
5.500%, 11/15/25 144A	2,125,000	2,124
5.500%, 4/15/29 144A	1,375,000	1,356
5.750%, 6/15/27 144A	950,000	950
USI, Inc. 7.500%, 1/15/32 144A	4,700,000	4,929

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Financial continued
UWM Holdings LLC
6.250%, 3/15/31 144A	1,000,000	995
6.625%, 2/1/30 144A	1,275,000	1,297
VICI Properties LP / VICI Note Co., Inc. 4.250%, 12/1/26 144A	625,000	623
XHR LP 6.625%, 5/15/30 144A	925,000	950

Total		84,490

Industrial (11.9%)
ARD Finance SA 6.500%, 6/30/27 144A Þ	2,392,281	60
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.000%, 9/1/29 144A	2,725,000	2,522
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/27 144A	4,375,000	1,662
Ball Corp.
2.875%, 8/15/30	700,000	636
6.000%, 6/15/29	750,000	768
6.875%, 3/15/28	675,000	688
Clean Harbors, Inc. 5.750%, 10/15/33 144A	875,000	883
Clearwater Paper Corp. 4.750%, 8/15/28 144A	1,875,000	1,764
Clydesdale Acquisition Holdings, Inc.
6.750%, 4/15/32 144A	475,000	487
6.875%, 1/15/30 144A	725,000	744
8.750%, 4/15/30 144A	1,725,000	1,772
Coherent Corp. 5.000%, 12/15/29 144A	2,425,000	2,392
CP Atlas Buyer, Inc.
9.750%, 7/15/30 144A	1,375,000	1,440
12.750%, 1/15/31 144A	2,200,000	2,197
Crown Americas LLC
5.250%, 4/1/30	400,000	405
5.875%, 6/1/33 144A	1,225,000	1,237
EMRLD Borrower LP / Emerald Co-Issuer, Inc.
6.625%, 12/15/30 144A	4,225,000	4,343
6.750%, 7/15/31 144A	200,000	208
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,300,000	2,206
4.750%, 6/15/28 144A	1,400,000	1,376
6.000%, 9/15/33 144A	1,525,000	1,491
Enpro, Inc. 6.125%, 6/1/33 144A	375,000	383
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	410
3.500%, 3/1/29 144A	450,000	427
4.750%, 7/15/27 144A	500,000	496
Hillenbrand, Inc. 6.250%, 2/15/29	1,075,000	1,102
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	244
5.875%, 6/30/29 144A	5,125,000	5,063
Masterbrand, Inc. 7.000%, 7/15/32 144A	1,000,000	1,033
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27 144A	1,275,000	1,287
9.250%, 4/15/27 144A	750,000	752

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Maxam Prill SARL 7.750%, 7/15/30 144A	2,325,000	2,341
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.750%, 4/1/32 144A	575,000	591
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	1,975,000	1,924
OI European Group BV 4.750%, 2/15/30 144A	450,000	429
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27 144A	375,000	374
Quikrete Holdings, Inc.
6.375%, 3/1/32 144A	1,400,000	1,450
6.750%, 3/1/33 144A	1,275,000	1,326
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	547
6.500%, 7/15/32 144A	1,400,000	1,450
Sealed Air Corp. / Sealed Air Corp. US
6.125%, 2/1/28 144A	550,000	558
7.250%, 2/15/31 144A	575,000	603
Sensata Technologies BV 5.875%, 9/1/30 144A	2,125,000	2,138
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	208
6.625%, 7/15/32 144A	250,000	259
SPX FLOW, Inc. 8.750%, 4/1/30 144A	2,950,000	3,030
Standard Building Solutions, Inc.
6.250%, 8/1/33 144A	1,750,000	1,773
6.500%, 8/15/32 144A	700,000	718
Standard Industries, Inc.
3.375%, 1/15/31 144A	250,000	226
4.375%, 7/15/30 144A	1,200,000	1,150
4.750%, 1/15/28 144A	1,325,000	1,314
TopBuild Corp. 5.625%, 1/31/34 144A	1,675,000	1,669
TransDigm, Inc.
4.625%, 1/15/29	1,250,000	1,225
6.000%, 1/15/33 144A	275,000	278
6.250%, 1/31/34 144A	275,000	283
6.375%, 3/1/29 144A	1,025,000	1,048
6.375%, 5/31/33 144A	975,000	986
6.625%, 3/1/32 144A	2,225,000	2,291
6.750%, 8/15/28 144A	1,000,000	1,019
6.750%, 1/31/34 144A	550,000	569
6.875%, 12/15/30 144A	3,850,000	3,989
Trivium Packaging Finance BV
8.250%, 7/15/30 144A	775,000	827
12.250%, 1/15/31 144A	800,000	866
TTM Technologies, Inc. 4.000%, 3/1/29 144A	550,000	529
Watco Cos. LLC / Watco Finance Corp. 7.125%, 8/1/32 144A	1,500,000	1,553
WESCO Distribution, Inc.
6.375%, 3/15/29 144A	1,150,000	1,184
6.375%, 3/15/33 144A	450,000	466
6.625%, 3/15/32 144A	1,375,000	1,429
7.250%, 6/15/28 144A	1,075,000	1,089

Total		84,187

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Technology (10.2%)
Amentum Holdings, Inc. 7.250%, 8/1/32 144A	2,325,000	2,414
AthenaHealth Group, Inc. 6.500%, 2/15/30 144A	4,600,000	4,562
CACI International, Inc. 6.375%, 6/15/33 144A	575,000	593
Capstone Borrower, Inc. 8.000%, 6/15/30 144A	2,475,000	2,588
Cloud Software Group, Inc.
6.500%, 3/31/29 144A	3,125,000	3,153
6.625%, 8/15/33 144A	875,000	891
8.250%, 6/30/32 144A	1,075,000	1,140
9.000%, 9/30/29 144A	3,450,000	3,578
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	1,900,000	1,896
6.500%, 10/15/28 144A	2,225,000	2,235
CoreWeave, Inc.
9.000%, 2/1/31 144A	1,075,000	1,102
9.250%, 6/1/30 144A	2,125,000	2,195
Elastic NV 4.125%, 7/15/29 144A	2,375,000	2,280
Ellucian Holdings, Inc. 6.500%, 12/1/29 144A	550,000	559
Entegris, Inc.
3.625%, 5/1/29 144A	725,000	689
4.750%, 4/15/29 144A	850,000	843
5.950%, 6/15/30 144A	2,725,000	2,763
Fair Isaac Corp. 6.000%, 5/15/33 144A	825,000	835
Fortress Intermediate 3, Inc. 7.500%, 6/1/31 144A	1,875,000	1,963
Insight Enterprises, Inc. 6.625%, 5/15/32 144A	1,350,000	1,384
Kioxia Holdings Corp. 6.625%, 7/24/33 144A	1,400,000	1,439
McAfee Corp. 7.375%, 2/15/30 144A	6,825,000	6,331
NCR Atleos Corp. 9.500%, 4/1/29 144A	700,000	758
NCR Voyix Corp.
5.000%, 10/1/28 144A	1,375,000	1,355
5.125%, 4/15/29 144A	350,000	344
Open Text Corp.
3.875%, 2/15/28 144A	1,675,000	1,629
6.900%, 12/1/27 144A	450,000	468
Open Text Holdings, Inc.
4.125%, 2/15/30 144A	1,250,000	1,184
4.125%, 12/1/31 144A	300,000	278
Rocket Software, Inc.
6.500%, 2/15/29 144A	3,925,000	3,822
9.000%, 11/28/28 144A	950,000	979
Science Applications International Corp.
4.875%, 4/1/28 144A	875,000	866
5.875%, 11/1/33 144A	575,000	575
Seagate Data Storage Technology Pte, Ltd.
5.875%, 7/15/30 144A	200,000	204
8.250%, 12/15/29 144A	75,000	80
8.500%, 7/15/31 144A	700,000	741
9.625%, 12/1/32 144A	2,127,000	2,409

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Technology continued
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,850,000	3,843
6.500%, 6/1/32 144A	625,000	646
Synaptics, Inc. 4.000%, 6/15/29 144A	1,450,000	1,388
UKG, Inc. 6.875%, 2/1/31 144A	4,450,000	4,592
Zebra Technologies Corp. 6.500%, 6/1/32 144A	525,000	539

Total		72,133

Utilities (2.9%)
Calpine Corp.
3.750%, 3/1/31 144A	725,000	691
4.500%, 2/15/28 144A	1,575,000	1,568
4.625%, 2/1/29 144A	350,000	347
5.000%, 2/1/31 144A	600,000	598
5.125%, 3/15/28 144A	1,075,000	1,076
NRG Energy, Inc. 3.875%, 2/15/32 144A	207,000	191
5.250%, 6/15/29 144A	775,000	772
5.750%, 1/15/28	400,000	401
5.750%, 7/15/29 144A	350,000	350
5.750%, 1/15/34 144A	350,000	350
6.000%, 2/1/33 144A	975,000	990
6.000%, 1/15/36 144A	2,075,000	2,075
6.250%, 11/1/34 144A	725,000	743

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)

Utilities continued
TransAlta Corp. 7.750%, 11/15/29	350,000	364
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,096
5.500%, 9/1/26 144A	1,400,000	1,399
5.625%, 2/15/27 144A	1,925,000	1,926
7.750%, 10/15/31 144A	875,000	926
XPLR Infrastructure Operating Partners LP
4.500%, 9/15/27 144A	700,000	687
7.250%, 1/15/29 144A	2,075,000	2,130
8.375%, 1/15/31 144A	250,000	262
8.625%, 3/15/33 144A	1,325,000	1,390

Total		20,332

Total Corporate Bonds (Cost: $687,121)		683,471

Warrants (–%)

Communications (–%)
Audacy, Inc. - Black Scholes Warrants *,Æ	7,085	–π
Audacy, Inc. - Non-Black Scholes Warrants *,Æ	1,181	–π

Total		–π

Total Warrants (Cost: $2)		–π

Total Investments (96.7%) (Cost: $691,011)@		683,555

Other Assets, Less Liabilities (3.3%)		23,583

Net Assets (100.0%)		707,138

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025 the value of these securities (in thousands) was $621,529 representing 87.9% of the net assets.

Þ	PIK - Payment In Kind. PIK rate of ARD Finance SA is 7.25%.
π	Amount is less than one thousand.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $690,797 and the net unrealized depreciation of investments based on that cost was $7,456 which is comprised of $12,007 aggregate gross unrealized appreciation and $19,463 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Common Stocks	$—	$—	$84
Corporate Bonds	—	683,471	—
Warrants	—	—	—π

Total Assets:	$—	$683,471	$84

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand